Cover	Dec. 24, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 24, 2025
Entity File Number	000-16416
Entity Registrant Name	MICRO IMAGING TECHNOLOGY, INC.
Entity Central Index Key	0000808015
Entity Tax Identification Number	33-0056212
Entity Incorporation, State or Country Code	CA
Entity Address, Address Line One	8 Faraday
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92618
City Area Code	(949)
Local Phone Number	388-4546
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false